Share Repurchase Program (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 100,000,000
Treasury Stock, Value, Acquired, Cost Method	35,653,000
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	(1,943)
Treasury Stock, Value, Acquired, Cost Method	$ 35,653,000